Note 25 Investments in listed markets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash or cash equivalents in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	€ 233	€ 60	€ 86
Debt securities government bonds in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	2,697	2,267	2,818
Investment funds [member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	1	1	0
Total investments in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	2,931	2,328	2,904
Of which bank account in BBVA in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	6	25	23
Of which debt securities issued by BBVA in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	0	0	0
Of which property occupied by BBVA in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	€ 0	€ 0	€ 0